SUBSEQUENT EVENTS (Details Narrative) - USD ($)	Jan. 31, 2024	Jan. 17, 2024	Jan. 12, 2024	Oct. 18, 2023	Jul. 18, 2023	Oct. 13, 2022	Dec. 31, 2023	Oct. 24, 2023	Dec. 20, 2021
Subsequent Event [Line Items]
Payment of deposits into trust account				$ 660,000	$ 660,000	$ 66,667
Price per share						$ 0.03	$ 10.20	$ 0.03	$ 12.00
Subsequent Event [Member]
Subsequent Event [Line Items]
Ordinary shares exercised		2,287,923
Redemption price per share		$ 10.90
Aggregate redemption amount		$ 24,900,000
Redemption price description			According to the Company’s Third Amended and Restated Memorandum and Articles of Association, the redemption price should be calculated as of two business days prior to the Extraordinary General Meeting, which is January 12, 2024, and the redemption price should be $11.02 per share. The Company plans to adjust the redemption price based on the above calculation and to pay out the total difference of approximately $268,645 to the investors who chose to redeem in the second quarter of 2024.
Promissory note principal amount reduce	$ 660,000
Extension fee paid	125,000
Promissory note principal amount issued	$ 125,000
Subsequent Event [Member] | Unsecured Promissory Note [Member] | Citius Pharmaceuticals Inc [Member]
Subsequent Event [Line Items]
Debt principal amount		200,000
Subsequent Event [Member] | January Eighteen Twenty Twenty Four To April Eighteen Twenty Twenty Four [Member]
Subsequent Event [Line Items]
Payment of deposits into trust account		$ 200,000
Price per share		$ 0.10
Subsequent Event [Member] | January Eighteen Twenty Twenty Four To April Eighteen Twenty Twenty Four [Member] | Citius Pharmaceuticals Inc [Member]
Subsequent Event [Line Items]
Payment of deposits into trust account		$ 200,000
Subsequent Event [Member] | April Eighteen Twenty Twenty Four To November Eighteen Twenty Twenty Four [Member]
Subsequent Event [Line Items]
Payment of deposits into trust account		$ 66,667
Price per share		$ 0.03